[Missing Graphic Reference]	William J. Evers Vice President, Corporate Counsel
213 Washington Street, 15th Floor Newark, NJ 07102-2917 Tel 973-802-3716 william.evers@prudential.com

December 22, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectus Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Pruco Life Flexible Premium Variable Annuity Account	Pruco Life of New Jersey Flexible Premium Variable Annuity Account
Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680	333-162676
333-130989	333-131035
333-144639

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements,  the form of Prospectus Supplements and SAIs that would have been filed under paragraphs (e) and (c), respectively, of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/William J. Evers
William J. Evers